Convertible Preferred Shares - Disclosure of Movement in Preference Shares at End of Each Reporting Period (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Movement in Preference Shares at End of Each Reporting Period [Line Items]
Ending Balance	$ 448,120
Series C Preferred Shares [Member] | Preferred Shares [Member] | Level 3 Fair Value [Member]
Disclosure of Movement in Preference Shares at End of Each Reporting Period [Line Items]
Beginning Balance	322,215	$ 284,791	$ 133,969
Issue of Series C Preferred Shares			124,250
Change in fair value	189,646	37,424	26,572
Ending Balance	$ 511,861	$ 322,215	$ 284,791